PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 28,531
Accumulated Amortization	21,087	15,825
Net Book Value	7,444	5,184
Research and Development Expense [Member]
Property, Plant and Equipment [Line Items]
Amortization expenses for property and equipment	4,616	2,300
Selling and Marketing Expense [Member]
Property, Plant and Equipment [Line Items]
Amortization expenses for property and equipment	121	149
General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
Amortization expenses for property and equipment	1,125	921
Test equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	19,789
Accumulated Amortization	13,874
Net Book Value	5,915	3,810
R and D equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,120
Accumulated Amortization	1,972
Net Book Value	148	378
Computer hardware [Member]
Property, Plant and Equipment [Line Items]
Cost	3,096
Accumulated Amortization	2,427
Net Book Value	669	214
Production fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	1,287
Accumulated Amortization	1,079
Net Book Value	208	278
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	928
Accumulated Amortization	728
Net Book Value	200	312
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	662
Accumulated Amortization	590
Net Book Value	72	104
Communication equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	282
Accumulated Amortization	236
Net Book Value	46	53
Other [Member]
Property, Plant and Equipment [Line Items]
Cost	367
Accumulated Amortization	181
Net Book Value	$ 186	$ 35